Additional Disclosures on Financial Instruments	6 Months Ended
Jun. 30, 2024
Additional Disclosures on Financial Instruments
Additional Disclosures on Financial Instruments

18.Additional Disclosures on Financial Instruments

The following tables disclose the carrying amounts of each class of financial instruments held by the Group together with its corresponding fair value:

Financial instruments, analyzed by classes and categories

			June 30, 2024
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	108,985	n/a
Non-current security deposits	AC	3,325	3,228
Non-current security deposits	FVTPL	1,210	1,210
Current security deposits	AC	8	n/a
Investment in equity instrument	FVTPL	4,641	4,641
Total financial assets		118,169
Financial liabilities, by class
Non-current trade and other payables	AC	6,112	6,461
Current trade and other payables	AC	54,366	n/a
Non-current other financial liabilities	AC	15	15
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	969	969
Level 2	FVTPL	541	541
Level 3	FVTPL	214,581	214,581
Day one loss	n/a	(20,308)	n/a
Total financial liabilities		256,280

Financial instruments, analyzed by classes and categories

			December 31, 2023
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	83,508	n/a
Fixed-term deposits	AC	111,498	n/a
Non-current security deposits	AC	3,350	3,276
Non-current security deposits	FVTPL	—	—
Current security deposits	AC	118	n/a
Investment in equity instrument	FVTPL	4,641	4,641
Total financial assets		203,115
Financial liabilities, by class
Non-current trade and other payables	AC	3,362	3,679
Current trade and other payables	AC	44,601	n/a
Non-current other financial liabilities	AC	17	17
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	1,832	1,832
Level 2	FVTPL	1,022	1,022
Level 3	FVTPL	202,159	202,159
Day one loss	n/a	—	n/a
Total financial liabilities		252,997

The group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of the reporting period. There were no transfers between levels 1, 2 and 3 for recurring fair value measurements during the period.

Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

i.	Non-current security deposits measured at AC - the principal balance discounted using market-based credit risk adjusted interest rate curves that are applicable for the counterparties. (Level 2).
ii.	Non-current security deposits measured at FVTPL – the expected present value of all future cash flows discounted using market-based credit risk adjusted interest rate curves that are applicable for the counterparty. (Level 3).
iii.	Non-current financial liabilities measured at AC - expected cash flows discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group and specific for the residual term of each financial instrument. (Level 3).
iv.	Investment in equity instruments – Fair value is determined by considering the price of a recent market transaction. (Level 3).
v.	Reorganization Warrants – the use of quoted market prices. Public warrants (Level 1) are traded on an active market. Private warrants (Level 2) are not traded on an active market; however, they have the same characteristics as the Public warrants, hence quoted market price has been used.
vi.	Level 3 Warrants – determined using an appropriate option pricing model such as:
i.	Black-Scholes model
ii.	Monte Carlo simulation in a risk neutral framework for instruments with features which cannot be modelled using a Black-Scholes model

Further information on the inputs and valuation of Level 3 instruments that are measured at fair value are detailed below.

Fair value measurements using significant unobservable inputs (level 3)

The Group engages external, independent, valuation specialists to determine the fair value of the Group’s RDO & 2022 PIPE Warrants, May 2023 Warrants, 2023 PIPE Warrants, 2024 PIPE Warrants, 2024 Public Offering Warrants and May 2024 Prefunded Warrants. The Group has internal processes in place to review the qualifications of the valuation specialists and the results from the valuation.

The main inputs used by the Company in measuring the fair value of level 3 financial instruments are derived as follows:

Level 3 Warrant inputs:

i.	The expected stock price volatility was based on Lilium N.V. implied volatilities. For those instruments with maturities greater than 10 years a reduction of 10 percentage points is made to the expected stock price volatility to reflect the long-term maturity of the instrument.
ii.	The risk-free interest rate is based on USD SOFR swap rates for maturity equal to the remaining life of the warrants.
iii.	The term input used is equal to the time from issuance until expiry, less time since issuance.
iv.	The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

Investment in equity instruments:

i.	Recent market transaction: In June 2024 a market transaction took place which provides the best indicator of the fair value of the investment in equity instrument as the instrument is not publicly traded.

Non-current security deposits measured at FVTPL:

i.	Estimated timing of future cash receipts: Repayment of deposit is based on performance obligations being met over time.
ii.	Risk-adjusted discount rate: Determined taking the appropriate market rate of interest, US dollar interest rate swap curves, and adjusting for counterparty credit risk and uncertainty inherent in the cash flows.
iii.	Cash receipts probability: Probability of the performance obligations not being met and cash not being refunded.

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements as of June 30, 2024 and December 31, 2023:

Financial	Fair Value at	Unobservable	Range
Instruments	June 30, 2024	input*	of Inputs	Sensitivity analysis
In € thousand
Level 3 Warrants	(214,581)	Stock price volatility	97% - 107%	An absolute increase/decrease of 10 percentage points would result in a fair value change of (€5,648) / €6,397
Investment in equity instrument	4,641	Price of recent market transaction	n/a	An absolute increase/decrease of 10 percent of the transaction price would result in a fair value change of €464/(€464)

* There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Financial	Fair Value at	Unobservable	Range
Instruments	December 31, 2023	input*	of Inputs	Sensitivity analysis
In € thousand
Level 3 Warrants	(202,159)	Stock price volatility	87% - 97%	An absolute increase/decrease of 10 percentage points would result in a fair value change of (€2,095) / €2,293
Investment in equity instrument	4,641	Price of recent market transaction	n/a	An absolute increase/decrease of 10 percent of the transaction price would result in a fair value change of €464/(€464)

* There were no significant inter-relationships between unobservable inputs that materially affect fair values.

The following table summarizes the quantitative information about the significant unobservable inputs used in the initial valuation of level 3 fair value measurements for financial instruments recognized for the first time during the period:

	Fair Value at
Financial	initial recognition	Unobservable
Instruments	date	input*	Range of inputs	Sensitivity analysis
In € thousand
Level 3 Warrants	(83,747)	Stock price volatility	96% - 106%	An absolute increase/decrease of 10 percentage points would result in a fair value change of (€4,430) / €5,154
2024 Public Offering over-allotment option	(4,617)	Stock price volatility	106%	An absolute increase/decrease of 10 percentage points would result in a fair value change of (€257) / €289

* There were no significant inter-relationships between unobservable inputs that materially affect fair values.

The movements in level 3 fair values are as follows:

		Security
		deposits	Warrants and
	Equity	measured	other derivative
In € thousand	instruments	at FVTPL	financial instruments
January 1, 2024	4,641	—	(202,159)
Initial recognition of 2024 PIPE Warrants[1]	—	—	(44,703)
Initial recognition of 2024 Public Offering Warrants	—	—	(27,887)
Initial recognition of May 2024 Prefunded Warrants	—	—	(11,157)
Settlement of May 2024 Prefunded Warrant Agreement proceeds	—	—	(22,477)
Initial recognition of 2024 Public Offering over-allotment option	—	—	(4,617)
Initial recognition of security deposits measured at FVTPL	—	1,185	—
Realized gains/losses:
Changes in fair value - Finance income	—	—	4,640
Changes in fair value - Finance expense	—	—	—
Foreign exchange effects - Finance income	—	—	—
Foreign exchange effects - Finance expense	—	—	(23)
Unrealized gains/losses:
Changes in fair value - Finance income	—	13	100,513
Changes in fair value - Finance expense	—	—	—
Foreign exchange effects - Finance income	—	12	—
Foreign exchange effects - Finance expense	—	—	(6,711)
June 30, 2024	4,641	1,210	(214,581)

[1] Includes 46,338,225 warrants issued in the 2024 PIPE, and 24,025,208 warrants issued attached to the May 2024 Prefunded Warrants. The warrants in both issues have identical terms and are referred to together as the “2024 PIPE Warrants”.

		Security
		deposits	Warrants and
	Equity	measured at	other derivative
In € thousand	instruments	FVTPL	financial instruments
January 1, 2023	—	—	(24,456)
Initial recognition of May 2023 Warrants	—	—	82,829
Settlement of Initial Funding Amount on May 2023 Warrants	—	—	(91,811)
Realized gains/losses:
Changes in fair value - Finance income	—	—	—
Changes in fair value - Finance expense	—	—	—
Foreign exchange effects - Finance income	—	—	—
Foreign exchange effects - Finance expense	—	—	—
Unrealized gains/losses:
Changes in fair value - Finance income	—	—	—
Changes in fair value - Finance expense	—	—	(255,292)
Foreign exchange effects - Finance income	—	—	1,493
Foreign exchange effects - Finance expense	—	—	—
June 30, 2023	—	—	287,237